RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 26, 2024	Jan. 31, 2024	Oct. 31, 2023	Dec. 30, 2022	Aug. 31, 2022	Jun. 10, 2022	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 01, 2024	Nov. 01, 2023	Dec. 31, 2022
Issuance of Common Stock, shares							2,500,001
Share issued								24,443,989		24,443,989			27,278,652
Share outstanding								24,443,989		24,443,989			27,278,652
Debt Instrument, Face Amount											$ 300,000	$ 575,000
Aggregate deposits								$ 44,366
Maximum [Member]
Share price							$ 0.35
Cetus Capital Acquisition Corp [Member]
Issuance of Common Stock, shares		300,000
Cash								$ 181,795		$ 320,971			$ 20,000
Share price		$ 0.03						$ 9.20		$ 9.20
Amount borrowed under notes								$ 300,000		$ 300,000
Working capital loans description								Additionally, if we extend the time available to us to complete our initial business combination, our sponsor, its affiliates or designee will deposit $500,000, or $575,000 if the over-allotment is exercised in full ($0.10 per unit in either case), for each such three-month extension, into the trust. If the Company consummates a Business Combination, the Company will repay such working capital loans and extension loan amounts, provided that up to $1,500,000 of such working capital loans and up to $1,500,000 of such extension loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender.		Additionally, if we extend the time available to us to complete our initial business combination, our sponsor, its affiliates or designee will deposit $500,000, or $575,000 if the over-allotment is exercised in full ($0.10 per unit in either case), for each such three-month extension, into the trust. If the Company consummates a Business Combination, the Company will repay such working capital loans and extension loan amounts, provided that up to $1,500,000 of such working capital loans and up to $1,500,000 of such extension loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender
Extension loan			$ 575,000					$ 825,000		$ 575,000
Common stock held in trust		$ 50,000	$ 575,000
Stock redeemed shares	3,691,066	3,691,066
Stock redeemed value	$ 38,792,466	$ 38,792,466							$ (51,770,535)	$ (51,770,535)
Deposit liability		50,000
Aggregate deposits		200,000
Cetus Capital Acquisition Corp [Member] | Sponsor Loan [Member]
Debt Instrument, Face Amount		300,000
Cetus Capital Acquisition Corp [Member] | Sponsor Loan [Member] | Maximum [Member]
Debt Instrument, Face Amount		$ 300,000
Common Class B [Member] | Cetus Capital Acquisition Corp [Member]
Sale of stock price per share								$ 12.00		$ 12.00
Share issued								0		0			0
Share outstanding								0		0			0
Common Class A [Member]
Share issued								1,781,875		1,781,875
Share outstanding								1,781,875		1,781,875
Common Class A [Member] | Cetus Capital Acquisition Corp [Member]
Share issued								1,781,875		1,781,875			1,437,500
Share outstanding								1,781,875		1,781,875			1,437,500
Sponsor [Member] | Cetus Capital Acquisition Corp [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount						$ 300,000
Promissory note								$ 216,837		$ 216,837
Sponsor [Member] | Common Class A [Member] | Cetus Capital Acquisition Corp [Member]
Issuance of Common Stock, shares						1,725,000
Shares subject to forfeiture						225,000
Awinner Limited [Member] | Cetus Capital Acquisition Corp [Member] | Chung-Yi Sun [Member]
Working loans								274,737		173,509
Interest-free loan								$ 235,737		$ 134,509
Ownership percentage								100.00%		100.00%
Cetus Sponsor LLC [Member] | Cetus Capital Acquisition Corp [Member] | Chung-Yi Sun [Member]
Interest-free loan								$ 39,000		$ 39,000
Chung-Yi Sun [Member] | Cetus Capital Acquisition Corp [Member] | Chung-Yi Sun [Member]
Ownership percentage								100.00%		100.00%
Founder Shares [Member] | Cetus Capital Acquisition Corp [Member]
Share issued								1,437,500		1,437,500
Share outstanding								1,437,500		1,437,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member] | Cetus Capital Acquisition Corp [Member]
Issuance of Common Stock, shares						1,725,000
Cash						$ 25,000
Share price						$ 0.014
Shares subject to forfeiture					225,000	225,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						20.00%
Conversion of ordinary shares					1,725,000
Founder Shares [Member] | Sponsor [Member] | Common Class A [Member] | Cetus Capital Acquisition Corp [Member]
Issuance of Common Stock, shares				1,437,500
Shares subject to forfeiture				187,500
Cancellation of shares				287,500
Number of shares issued owning, shares				1,437,500
Stock redeemed shares				287,500
Related Party [Member] | Sponsor [Member] | Common Class B [Member] | Cetus Capital Acquisition Corp [Member]
Amount borrowed under notes								$ 2,868,750		$ 2,868,750
Conversion price								$ 10.00		$ 10.00